UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

             116 Village Blvd., Princeton, NJ

08540

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 6/30/2014

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value
	COMMON STOCK - 99.5%
	AUTO PARTS & EQUIPMENT - 5.4%
101,991	Hudaco Industries Ltd.	$ 913,513
146,536	Invicta Holdings Ltd.	1,565,182
		2,478,695
	BANKS - 2.5%
1,933,000	Kenya Commercial Bank Ltd.	1,125,377

	BUILDING MATERIALS - 7.9%
1,334,757	Afrimat Ltd.	1,920,152
1,146,350	Dangote Cement PLC	1,689,951
		3,610,103
	CHEMICALS - 2.1%
16,000	Sasol Ltd.	945,920

	COMMERCIAL SERVICES - 0.7%
493,463	CSG Holdings Ltd.	81,196
100,368	Curro Holdings Ltd. *	264,144
		345,340
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
600,621	Old Mutual PLC	2,030,858

	ENGINEERING & CONSTRUCTION - 6.7%
855,208	Consolidated Infrastructure Group Ltd. *	2,327,890
93,349	Mota-Engil SGPS SA *	730,933
		3,058,823
	FOOD - 12.1%
1,280,655	Flour Mills of Nigeria PLC	613,582
237,163	Nestle Nigeria PLC	1,675,291
130,021	Oceana Group Ltd.	1,063,591
76,128	Tiger Brands Ltd.	2,194,903
		5,547,367
	HEALTHCARE-PRODUCTS - 4.5%
73,729	Aspen Pharmacare Holdings Ltd.	2,072,010

	HOLDING COMPANIES-DIVERSIFIED - 6.1%
1,691	Bollore SA	1,097,220
783	Financiere de L'Odet	1,104,004
87,200	MCB Group Ltd. *	619,769
		2,820,993
	INSURANCE - 2.1%
1,973,300	British-American Investments Co. Kenya Ltd.	448,272
2,300,000	Kenya Reinsurance Corp. Ltd.	505,422
		953,694
	INVESTMENT COMPANIES - 2.2%
2,150,000	Centum Investment Co. Ltd. *	1,012,414

	LODGING - 3.2%
513,300	New Mauritus Hotels Ltd.	1,493,236

	MEDIA - 4.5%
17,480	Naspers Ltd. - N Shares	2,057,727

	MINING - 2.2%
1,119,300	ARM Cement Ltd.	1,022,192

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014
Shares		Value
	OIL & GAS - 3.4%
570,668	Afren PLC *	$ 1,415,220
32,177	SEPLAT Petroleum Development Co. PLC *	143,634
		1,558,854
	PHARMACEUTICALS - 1.1%
1,334,025	GlaxoSmithKline Consumer Nigeria PLC	524,432

	RETAIL - 14.3%
125,760	Famous Brands Ltd.	1,141,069
132,303	Massmart Holdings Ltd.	1,642,047
463,256	Spur Corp. Ltd.	1,405,601
6,226,302	UAC of Nigeria PLC	2,371,196
		6,559,913
	TELECOMMUNICATIONS - 12.3%
115,019	MTN Group Ltd.	2,422,369
54,500	Sistema JSFC GDR *	1,678,600
360,055	Telkom SA SOC Ltd. *	1,547,131
		5,648,100
	TRANSPORTATION - 1.8%
990,375	Aramex PJSC	808,932

	TOTAL COMMON STOCK	45,674,980
	(Cost - $40,039,096)

	RIGHTS - 0.4%
330,765	Mota-Engil SGPA SA * ^	181,114
	TOTAL RIGHTS (Cost - $92,903)

	TOTAL INVESTMENTS - 99.9% (Cost - $40,131,999) (a)	$ 45,856,094
	OTHER ASSETS LESS LIABILITIES - 0.1%	56,183
	NET ASSETS - 100.0%	$ 45,912,277

* Non-income producing security.
^ The value of this security has been determined in good faith under the policies of the Board of Trustees.
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,133,451 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,090,498
	Unrealized depreciation	(367,855)
	Net Unrealized appreciation	$ 5,722,643

Nile Global Frontier Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares			Value
	COMMON STOCK - 63.1%
	BANKS - 10.7%
215	Attijariwafa Bank		$ 7,971
390	Bank of Georgia Holdings PLC		15,675
1,740	Halyk Savings Bank of Kazakhstan JSC		18,827
			42,473
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
1,740	International Personal Finance PLC		17,484

	FOOD - 5.0%
6,800	Alicorp SAA		20,009

	INSURANCE - 4.8%
4,300	Jubilee Holdings Ltd.		19,242

	OIL & GAS - 9.5%
2,500	Canacol Energy Ltd. *		16,305
1,840	Parex Resources, Inc. *		21,670
			37,975
	PHARMACEUTICALS - 9.5%
945	Hikma Pharmaceuticals PLC		27,120
110	Krka dd Novo mesto		10,541
			37,661
	TELECOMMUNICATIONS - 19.2%
1,680	KCell JSC GDR		25,284
470	MegaFon OAO *		14,805
1,190	Sistema JSFC GDR *		36,652
			76,741

	TOTAL COMMON STOCK		251,585
	(Cost - $240,451)

	MUTUAL FUND - 1.9%
	EQUITY FUND - 1.9%
140	iShares MSCI Turkey ETF		7,779

	TOTAL MUTUAL FUND
	(Cost - $7,365)

	SHORT-TERM INVESTMENTS - 52.0%
	MONEY MARKET FUND - 52.0%
207,424	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.01% +		207,424
	TOTAL SHORT-TERM INVESTMENTS (Cost - $207,424)

	TOTAL INVESTMENTS - 117.0% (Cost - $455,240) (a)		$ 466,788
	OTHER LIABILITIES LESS ASSETS - (17.0)%		(67,882)
	NET ASSETS - 100.0%		$ 398,906

+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2014.
GDR - Global Depositary Receipt
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $455,295 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 14,266
		Unrealized depreciation	(2,773)
		Net Unrealized appreciation	$ 11,493

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Securities valuation –  Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Nile Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's assets carried at fair value:

Nile Pan Africa Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 45,674,980	$ -	$ -	$ 45,674,980
Rights	$ -	-	181,114	181,114
Total	$ 45,674,980	$ -	$ -	$ 45,674,980

Nile Global Frontier Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 251,585	$ -	$ -	$ 251,585
Mutual Fund	$ 7,779	-	-	7,779
Money Market Fund	$ 207,424	-	-	207,424
Total	$ 466,788	$ -	$ -	$ 466,788
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Nile Pan Africa Fund
Beginning Balance		$ 182,357
Total realized gain (loss)		-
Change in Appreciation (Depreciation)		(1,243)
Cost of Purchases		-
Proceeds from Sales		-
Accrued Interest		-
Net transfers in/out of level 3		-
Ending Balance		$ 181,114

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

8/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

     Larry Seruma, President

Date

8/27/14

By (Signature and Title)

/s/ Andy Chen

     Andy Chen, Secretary and Treasurer

Date

8/27/14